MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
Available-For-Sale Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 2   -    MARKETABLE SECURITIES

		December 31
	Maturity year	2015	2014
		U.S. dollars in thousands

Short-term (a):
Municipal bond		$4,446	$4,408
Corporate bond		705	630
		$5,151	$5,038

Long-term - security bond (b)	Perpetual	$1,441	$1,574

a.
The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated single-A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.

b.
As of December 31, 2015 the Company held a long-term security bond which is classified as available for sale security and is presented on its fair value. The fair value of the available-for-sale security based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC_820).